CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

                       Conseco StockCar Stocks Index Fund

                        Supplement dated October 3, 2003
                    to the Prospectus dated January 28, 2003

           ALL REFERENCES TO CONSECO CAPITAL MANAGEMENT, INC. AND CCM
          ARE CHANGED TO 40|86 ADVISORS, INC. AND 40|86, RESPECTIVELY,
                           THROUGHOUT THE PROSPECTUS.

The paragraph under the section The Driver: The Fund's Investment Adviser is replaced in its entirety with the following:

     40|86 Advisors, Inc., (the "Adviser" or "40|86" and f.k.a. Conseco Capital Management, Inc.), a registered investment adviser located at 535 N. College Avenue, Carmel, Indiana 46032, is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (NYSE:CNO) that provides one of middle America's leading sources for supplemental health insurance, life insurance and annuities. As of June 20, 2003, 40|86 had over $26 billion in assets under management.

                        Supplement dated October 3, 2003
                   to the Statement of Additional Information
                             dated January 28, 2003

         ALL REFERENCES TO CONSECO CAPITAL MANAGEMENT, INC. AND CCM ARE
      CHANGED TO 40|86 ADVISORS, INC. AND 40|86, RESPECTIVELY, THROUGHOUT
                    THE STATEMENT OF ADDITIONAL INFORMATION.

The first and second paragraphs of the Management: The Adviser section on page 15 are restated as follows:

     40|86 Advisors, Inc. ("40|86" and f.k.a. Conseco Capital Management, Inc.), the Adviser, provides investment advice and, in general, supervises the Company's management and investment program, furnishes office space, prepares reports for the Fund and pays all compensation to officers and Board of Directors of the Company who are affiliated persons of the Adviser. The Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Board of Directors of the Company.

     The Adviser is a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly held financial services company (NYSE:CNO) that provides one of middle America's leading sources for supplemental health insurance, life insurance and annuities. As of June 20, 2003, 40|86 had over $26 billions in assets under management.


All disclosure for Maxwell E. Bublitz is removed in its entirety under the heading titled "Board of Directors and Officers of the Company."

The disclosure for Gregory J. Hahn is replaced in its entirety under the heading titled "Board of Directors and Officers of the Company " as follows:


NAME, ADDRESS           POSITION(S)      LENGTH        PRINCIPAL OCCUPATION(S)          NUMBER OF        OTHER
AND AGE                  HELD WITH      OF TIME          DURING PAST 5 YEARS          PORTFOLIOS IN    DIRECTOR-
                           TRUST         SERVED                                        FUND COMPLEX      SHIPS
                                                                                       OVERSEEN BY      HELD BY
                                                                                         TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------------
Gregory J. Hahn, 42**  President and   Since       Chartered Financial Analyst.      4 registered      None
535 N. College Avenue  Trustee         April 2000  Senior Vice President, Adviser.   investment
Carmel, IN 46032                                   Trustee of other investment       companies
                                                   companies managed by the          consisting of 17
                                                   Adviser.                          portfolios.
----------------------------------------------------------------------------------------------------------------